Additional information: condensed financial statements of the Company (Condensed statements of cash flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from investing activities
Net cash used in investing activities	¥ (1,783,138)	$ (256,824)	¥ (1,048,022)	¥ (3,954,055)
Cash flows from financing activities
Proceeds from issuance of convertible bonds				2,402,549
Net cash provided by financing activities	10,651	1,534	(337,143)	2,402,762
Cash and cash equivalents at the beginning of the year	928,934	133,794	475,028	729,598
Cash and cash equivalents at the end of the year	1,579,743	227,530	928,934	475,028
Parent [Member]
Cash flows from investing activities
Loan to a subsidiary				(2,412,290)
Net cash used in investing activities				(2,412,290)
Cash flows from financing activities
Proceeds from issuance of convertible bonds				2,412,290
Net cash provided by financing activities				2,412,290
Net increase in cash and cash equivalents
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year